Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Major Classes of Premises and Equipment and the Total Accumulated Depreciation

The major classes of premises and equipment and the total accumulated depreciation at December 31, 2017 and 2016 are listed below:

	2017	2016
	(dollars in thousands)
Land	$3,150	$3,215
Building and improvements	12,504	12,882
Furniture and equipment	10,255	9,209
Total fixed assets	25,909	25,306
Less accumulated depreciation	11,181	11,133
Net fixed assets	$14,728	$14,173